Significant Accounting Policies (Details) - US Treasury Securities [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Carrying Value	$ 115,225,818	$ 115,010,543
Gross Unrealized Gains		2,237
Gross Unrealized Losses	(10,079)
Fair Value	$ 115,215,739	$ 115,012,390